Financial assets and liabilities - LME aluminium futures, cross currency interest rate swaps and NYMEX gas swaps (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 12, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	May 16, 2016 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk												€ 251		€ 0
Derivative financial instruments used to hedge foreign currency and interest rate risk												6		124
Issuance of notes												6,918		7,513
Derivative financial assets												19		135
Gain (loss) recognized on hedge ineffectiveness of net investments in foreign operations						€ 0		€ 0	€ 0
Cross currency interest rate swaps (CCIRS)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk												251
Derivative financial instruments used to hedge foreign currency and interest rate risk														124
Contract value | $					$ 500
Proceeds on termination				€ 81
Derivative financial assets														124
Cross currency interest rate swaps (CCIRS) | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Loss on derivative instruments								(10)
Gain on derivative instruments								€ 78
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Disclosure of detailed information about hedging instruments [line items]
Contract value | $					$ 1,250		$ 440
Cross currency interest rate swaps (CCIRS) | CCIRS, euro to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value						332
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value | $	$ 500
Proceeds on termination		€ 42
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Loss on derivative instruments		€ 14
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro and British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value | $			$ 1,300
Metal forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets												14		8
Premium paid						0
Premium received						0
Metal forward contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets												0
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets												3
Premium paid						0
Premium received						0
Forward foreign exchange contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets												0
NYMEX gas swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets														€ 2
Premium paid						0
Premium received						€ 0
NYMEX gas swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets												€ 0
4.750% Senior Notes due 2027
Disclosure of detailed information about hedging instruments [line items]
Issuance of notes | £													£ 400
Aggregate principal amount | £										£ 400
Stated interest rate										4.75%	4.75%	4.75%	4.75%
7.250% Senior Notes due 2024
Disclosure of detailed information about hedging instruments [line items]
Issuance of notes | $															$ 1,650
Aggregate principal amount | $							$ 1,650				$ 1,650
Stated interest rate							7.25%			7.25%	7.25%	7.25%		7.25%	7.25%